Pruco Life Insurance Company of New Jersey	Thomas C. Castano Assistant General Counsel Law Department Pruco Life Insurance Company of New Jersey 213 Washington Street Newark, NJ 07102-2992 (973) 802-4708 fax:(973) 802-9560 September 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

        Re: Pruco Life of New Jersey Variable Appreciable Account (File No. 811-3974)

Dear Commissioners:

        On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2003 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

        We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.	0000960129-03-004519
	Date of Filing:	08/29/03

2.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.:	0000814680
	Accession No.	0000814683-03-000009
	Date of Filing:	08/27/03

3.	Filer/Entity:	Dreyfus Investment Portfolios
	Registration No.:	811-08673
	CIK No.:	0001056707
	Accession No.	0001056707-03-000012
	Date of Filing:	08/28/03

4.	Filer/Entity:	Dreyfus Variable Investment Fund
	Registration No.:	811-05125
	CIK No.:	0000813383
	Accession No.	0000813383-03-000015
	Date of Filing:	08/27/03

5.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.	0000837274-03-000012
	Date of Filing:	08/29/03

6.	Filer/Entity:	Goldman Sachs Variable Insurance Trust
	Registration No.:	811-08361
	CIK No.:	0001046292
	Accession No.	0001046292-03-000008
	Date of Filing:	08/28/03

7.	Filer/Entity:	INVESCO Variable Investment Funds, Inc.
	Registration No.:	811-08038
	CIK No.:	0000912744
	Accession No.	0000912744-03-000010
	Date of Filing:	08/29/03

8.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.:	0000906185
	Accession No.	0000906185-03-000011
	Date of Filing:	08/29/03

9.	Filer/Entity:	MFS Variable Insurance Trust - Emerging Growth Series
	Registration No.:	811-8326
	CIK No.:	0000918571
	Accession No.	0000912938-03-000354
	Date of Filing:	08/27/03

10.	Filer/Entity:	Oppenheimer Variable Account Funds
	Registration No.:	811-04108
	CIK No.:	0000752727
	Accession No.	0000752737-03-000003
	Date of Filing:	08/29/03

11.	Filer/Entity:	T. Rowe Price International Stock Portfolio
	Registration No.:	811-07143
	CIK No.:	0000918292
	Accession No.	0000918292-03-000011
	Date of Filing:	08/26/03

12.	Filer/Entity:	ProFunds VP
	Registration No.:	811-08239
	CIK No.:	0001039803
	Accession No.	0001004726-03-000324
	Date of Filing:	08/29/03

13.	Filer/Entity:	The Prudential Series Fund, Inc.
	Registration No.:	811-03623
	CIK No.:	0000711175
	Accession No.	0000355348-03-000198
	Date of Filing:	08/29/03

        If you have any questions regarding this filing, please contact me at (973) 802-4708.

_/s/_____________________________
Thomas C. Castano

VIA EDGAR